UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2003

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York   October 13, 2003

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	38

Form 13F Information Table Value Total:	$1,055,500

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alleghany                      COM              017175100    27230   139462 SH       SOLE                   139462
Baker Hughes                   COM              057224107    38311  1294731 SH       SOLE                  1294731
Berkley W R Corp               COM              084423102     2226    64975 SH       SOLE                    64975
Carmax Group                   COM              143130102    25850   791488 SH       SOLE                   791488
Cimarex Energy Co.             COM              171798101    17096   872256 SH       SOLE                   872256
Citigroup                      COM              172967101    39001   856969 SH       SOLE                   856969
Comcast Cl A Special           COM              20030N200    51182  1726788 SH       SOLE                  1726788
Comcast Corp.                  COM              20030N101     3315   107557 SH       SOLE                   107557
Dell Inc.                      COM              24702R101    52981  1585298 SH       SOLE                  1585298
Diageo                         COM              25243q205      494    11200 SH       SOLE                    11200
Equity Residential             COM              29476L107    48988  1673078 SH       SOLE                  1673078
Family Dollar Stores           COM              307000109    16916   424073 SH       SOLE                   424073
Federal National Mortgage      COM              313586109      325     4628 SH       SOLE                     4628
Fidelity National Financial    COM              316326107    15289   508630 SH       SOLE                   508630
Helmerich & Payne              COM              423452101    17905   684960 SH       SOLE                   684960
Keyspan Corporation            COM              49337w100    15141   431600 SH       SOLE                   431600
L-3 Communications Holdings In COM              502424104     7080   163700 SH       SOLE                   163700
Liberty Media Corporation New  COM              530718105    49957  5010747 SH       SOLE                  5010747
Nabors Industries              COM              G6359F103     1416    38000 SH       SOLE                    38000
National Instruments           COM              636518102    53991  1347082 SH       SOLE                  1347082
NeoMagic Corp.                 COM              640497103      375   161000 SH       SOLE                   161000
Newfield Exploration           COM              651290108    59147  1533490 SH       SOLE                  1533490
Noble Energy                   COM              655044105    60433  1577894 SH       SOLE                  1577894
Oxford Health                  COM              691471106    42650  1032433 SH       SOLE                  1032433
Progressive Corp.              COM              743315103    67361   974693 SH       SOLE                   974693
Rogers Wireless Communications COM              775315104    14167   910471 SH       SOLE                   910471
Synopsys                       COM              871607107    53551  1732494 SH       SOLE                  1732494
Talk America Holdings, Inc.    COM              87426R202      172    15000 SH       SOLE                    15000
Teradyne                       COM              880770102     9723   522736 SH       SOLE                   522736
Travelers B                    COM              89420G406     1081    68085 SH       SOLE                    68085
Travelers P&C                  COM              89420G109    41929  2640352 SH       SOLE                  2640352
UnitedHealth Group Inc.        COM              91324P102    69977  1390631 SH       SOLE                  1390631
Vodafone Group ADR             COM              92857W100     3866   190900 SH       SOLE                   190900
Wachovia                       COM              929903102    14365   348753 SH       SOLE                   348753
Waste Management Inc.          COM              94106L109    71323  2725356 SH       SOLE                  2725356
Westport Resources Corp        COM              961418100    31547  1340152 SH       SOLE                  1340152
White Mountains Insurance Grou COM              964126106     3732     9400 SH       SOLE                     9400
Willis Group Holdings Ltd.     COM              G96655108    25407   826256 SH       SOLE                   826256